SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total	$ 811,041	$ 2,097,372	$ 3,670,722	$ 3,153,486
Manufactured Product, Other [Member]
Total	589,231	1,135,324	2,340,440	1,543,397
Commission Processing Service [Member]
Total	72,020	740,063	942,626	866,993
Rental Income [Member]
Total	113,952	158,012	256,642	357,338
Others [Member]
Total	$ 35,838	$ 63,973	$ 131,014	$ 385,758